Cover	Jan. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2022
Entity File Number	000-55680
Entity Registrant Name	CITRINE GLOBAL, CORP.
Entity Central Index Key	0001498067
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Jabotinsky St.
Entity Address, Address Line Two	Atrium Tower
Entity Address, Address Line Three	Ramat Gan
Entity Address, City or Town	Tel Aviv District
Entity Address, Country	IL
Entity Address, Postal Zip Code	5250501
City Area Code	972
Local Phone Number	73 7600341
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable